Transactions with Related Parties - Credit Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2023	Dec. 31, 2025 director	Dec. 31, 2022 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, term extension		6 months
Number of independent members of board serving as chief executive officer of financial advisor | director			1
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou
Line of Credit Facility [Line Items]
Reduction of unused borrowing capacity, reduction amount	$ 3,663
Line of credit | Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 80,000